CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Capital Stock	Commitment to issue shares	Reserves	Deficit	Total
Balance at beginning of period at Dec. 31, 2023	$ 552,397	$ 750	$ 48,299	$ (476,911)	$ 124,535
Balance at beginning of period (shares) at Dec. 31, 2023	90,296,093
Private placements	$ 122,750				122,750
Private placements (shares)	15,440,679
Acquisition of exploration and evaluation interests (Note 7)	$ 500	(500)
Acquisition of exploration and evaluation interests (Note 7) (shares)	61,415
Exercise of options	$ 4,282		(1,399)		2,883
Exercise of options (shares)	539,947
Vesting of restricted share units	$ 10,389		(10,389)
Vesting of restricted share units (shares)	1,205,085
Tahltan Investment rights	$ 1,000		(1,000)
Tahltan Investment rights (shares)	79,858
Share issue costs	$ (1,192)				(1,192)
Flow-through share premium (Note 9)	(20,000)				(20,000)
Share-based payments			13,576		13,576
Extinguishment of convertible debenture			(1,741)	1,741
Loss for the year				(151,939)	(151,939)
Balance at end of period at Dec. 31, 2024	$ 670,126	250	47,346	(627,109)	90,613
Balance at end of period (shares) at Dec. 31, 2024	107,623,077
Bought deal offering	$ 232,143				232,143
Bought deal offering (shares)	11,511,500
Acquisition of exploration and evaluation interests (Note 7)	$ 250	$ (250)
Acquisition of exploration and evaluation interests (Note 7) (shares)	17,229
Exercise of options	$ 14,248		(4,611)		9,637
Exercise of options (shares)	1,179,617
Vesting of restricted share units	$ 4,332		(4,332)
Vesting of restricted share units (shares)	583,860
Vesting of performance share units	$ 2,325		(2,325)
Vesting of performance share units (shares)	385,004
Share issue costs	$ (13,176)				(13,176)
Flow-through share premium (Note 9)	(7,203)				(7,203)
Share-based payments			29,951		29,951
Loss for the year				(182,841)	(182,841)
Balance at end of period at Dec. 31, 2025	$ 903,045		$ 66,029	$ (809,950)	$ 159,124
Balance at end of period (shares) at Dec. 31, 2025	121,300,287